Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Loss for the year	$ (78,981)	$ (87,449)	$ (73,675)
Items that may be reclassified to statement of loss (net of tax)
Currency translation differences	15,037	(4,336)	(4,736)
Total items that may be reclassified to statement of loss	15,037	(4,336)	(4,736)
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	(212)	2,154	461
Total items that will not be reclassified to statement of loss	(212)	2,154	461
Other comprehensive (loss) income for the year	14,825	(2,182)	(4,275)
Total comprehensive loss for the year	(64,156)	(89,631)	(77,950)
Attributable to owners of the parent	$ (64,156)	$ (89,631)	$ (77,950)